Directors and senior management (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Summary of Remuneration of Directors of the Company

	$ million
	2024	2023	2022
Emoluments	13	12	12
Value of released awards under long-term incentive plans	10	4	7
Employer contributions to pension plans	1	1	1

Summary of Directors and Senior Management Expense

	$ million
	2024	2023	2022
Short-term benefits	33	31	33
Retirement benefits	2	2	2
Share-based compensation	11	17	17
Termination and related amounts	—	7	1
Total	46	57	53